CONDENSED CONSOLIDATED BALANCE SHEETS (unaudited) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Current assets
Cash	$ 68,766	$ 201,299
Accounts receivable	283,364	0
Inventory	363,731	329,118
Prepaid expenses	134,739	1,000
Deferred financing costs	0	46,400
Total current assets	850,600	577,817
Deposits	20,470	23,394
Equipment, net	144,137	155,847
Intangible assets, net	183,226	183,228
Total assets	1,198,433	940,286
Current liabilities
Accounts payable	656,859	390,618
Accrued expenses	117,571	576,442
Current portion of capital lease obligation	7,150	6,181
Notes payable	94,500	94,500
Convertible notes payable	0	3,035,000
Derivative liability	0	55,413
Total current liabilities	876,080	4,158,154
Capital lease obligation, net of current portion	4,481	8,328
Total liabilities	880,561	4,166,482
Preferred stock, 25,000,000 shares authorized, par value $0.001, none issued or outstanding	0	0
Common stock, 100,000,000 shares authorized, par value $0.001, 11,336,547 and 7,114,712 shares issued and outstanding as of June 30, 2011 and December 31, 2010, respectively. Preferred stock, 25,000,000 shares authorized, par value $0.001, none issued or outstanding (1)	11,336	7,115
Additional paid-in capital (1)	11,319,023	3,453,485
Noncontrolling interest in variable interest entity	(4,774)	0
Accumulated deficit	(11,007,713)	(6,686,796)
Total stockholders' equity (deficit)	317,872	(3,226,196)
Total liabilities and stockholders' equity (deficit)	$ 1,198,433	$ 940,286